Commitments and Contingencies (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2014	$ 872,560	$ 731,965
2015	742,319	392,471
2016	539,226	241,763
2017	173,548	192,126
2018	22,800	45,600
Total	$ 2,350,453	$ 1,603,925